UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-8568

John Hancock Financial Opportunities Fund
(Exact name of registrant as specified in charter)

601 Congress Street, Boston, Massachusetts 02210
(Address of principal executive offices) (Zip code)

Salvatore Schiavone
Treasurer

601 Congress Street

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-663-4497

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2014

ITEM 1. REPORTS TO STOCKHOLDERS.

John Hancock
Financial Opportunities Fund

Ticker: BTO

Semiannual report 4/30/14

John Hancock
INVESTMENTS

Portfolio summary

Top 10 Holdings (25.2% of Total Investments on 4-30-14)[1,2]

The PNC Financial Services Group, Inc.	3.2%	Wells Fargo & Company	2.4%

Cullen/Frost Bankers, Inc.	2.9%	M&T Bank Corp.	2.3%

U.S. Bancorp	2.9%	Talmer Bancorp, Inc.	2.1%

JPMorgan Chase & Company	2.8%	The Carlyle Group LP	2.0%

BB&T Corp.	2.6%	SunTrust Banks, Inc.	2.0%

Industry Composition[1,3]

Banks	80.2%	Insurance	0.7%

Thrifts & Mortgage Finance	9.6%	Diversified Financial Services	0.6%

Capital Markets	6.2%	Short-Term Investments	0.5%

Real Estate Investment Trusts	2.2%

1 As a percentage of total investments on 4-30-14.
2 Cash and cash equivalents not included.
3 Investments focused on one industry may fluctuate more widely than investments across multiple industries.

6 Financial Opportunities Fund | Semiannual report

Fund’s investments

As of 4-30-14 (unaudited)

	Shares	Value

Common Stocks 104.8% (85.9% of Total Investments)		$463,804,615

(Cost $353,241,930)

Financials 104.8%		463,804,615

Banks 89.5%

1st Source Corp. (Z)	88,689	2,615,439

1st United Bancorp, Inc. (Z)	450,221	3,295,611

Access National Corp.	51,655	761,912

Ameris Bancorp (I)(Z)	243,266	5,174,268

Anchor Bancorp Wisconsin, Inc. (I)(R)	169,300	2,937,355

Anchor Bancorp, Inc. (I)	88,416	1,616,244

Avenue Bank (I)	300,000	2,381,099

Avidbank Holdings (I)	200,000	2,221,300

Bank of America Corp. (Z)	384,352	5,819,089

Bank of Marin Bancorp, Class A	15,929	723,336

Bar Harbor Bankshares (Z)	53,347	2,004,780

BB&T Corp. (Z)	377,599	14,095,771

Bond Street Holdings LLC, Class A (I)(S)(Z)	284,903	4,841,268

Bond Street Holdings LLC, Class B (I)(S)	6,901	117,267

Bridge Capital Holdings (I)(Z)	150,564	3,372,634

Bryn Mawr Bank Corp. (Z)	80,000	2,182,400

BSB Bancorp, Inc. (I)(Z)	177,195	3,092,053

Camden National Corp.	36,776	1,403,740

Centerstate Banks, Inc.	176,994	1,941,624

Chemical Financial Corp.	101,073	2,837,119

City Holding Company (Z)	39,363	1,692,215

Comerica, Inc. (Z)	193,525	9,335,646

Commerce Bancshares, Inc. (Z)	95,424	4,149,036

Community National Bank (I)	111,100	1,694,275

ConnectOne Bancorp, Inc. (I)	21,761	1,044,528

CU Bancorp (I)	91,813	1,666,406

Cullen/Frost Bankers, Inc. (Z)	208,025	15,895,190

DNB Financial Corp.	78,515	1,545,175

Eastern Virginia Bankshares, Inc. (I)	268,537	1,812,625

Evans Bancorp, Inc.	69,760	1,562,624

Fifth Third Bancorp (Z)	452,067	9,317,101

First Bancorp, Inc. (Z)	266,499	4,245,329

First Community Corp.	136,228	1,521,667

First Connecticut Bancorp, Inc.	50,212	795,860

First Financial Bancorp (Z)	139,115	2,252,272

See notes to financial statements	Semiannual report | Financial Opportunities Fund	7

	Shares	Value
Banks (continued)

First Financial Holdings, Inc. (Z)	82,457	$4,738,804

First Horizon National Corp. (Z)	180,033	2,068,579

First Merchants Corp.	118,683	2,518,453

First Security Group, Inc. (I)	83,942	1,668,949

First Security Group, Inc. (I)	1,192,189	2,265,159

First Southern Bancorp, Inc., Class B (I)	78,390	471,124

Firstbank Corp.	45,424	800,825

FirstMerit Corp. (Z)	196,902	3,817,930

Flushing Financial Corp. (Z)	192,160	3,693,315

FNB Corp. (Z)	767,513	9,547,862

Glacier Bancorp, Inc. (Z)	223,556	5,736,447

Guaranty Bancorp	22,818	287,279

Hamilton State Bancshares (I)	500,000	3,320,788

Hancock Holding Company (Z)	245,752	8,289,215

Heritage Commerce Corp. (Z)	387,733	3,148,392

Heritage Financial Corp.	134,466	2,172,971

Heritage Oaks Bancorp (I)(Z)	650,719	4,821,828

Home Federal Bancorp, Inc.	125,986	1,896,089

Independent Bank Corp. (Z)	195,961	7,274,072

Independent Bank Corp.	125,407	1,632,799

Intermountain Community Bancorp (I)	115,108	1,841,728

John Marshall Bank (I)	31,938	580,952

JPMorgan Chase & Company (Z)	274,274	15,353,859

M&T Bank Corp. (Z)	102,651	12,524,449

MB Financial, Inc. (Z)	183,150	4,915,746

Monarch Financial Holdings, Inc.	162,521	1,847,864

MutualFirst Financial, Inc.	100,539	1,890,133

NewBridge Bancorp (I)	207,422	1,595,075

Northrim BanCorp, Inc.	99,739	2,392,739

Old Second Bancorp, Inc. (I)	202,363	963,248

Pacific Continental Corp.	183,645	2,420,441

PacWest Bancorp (Z)	41,762	1,644,170

Park National Corp. (Z)	42,113	3,054,035

Park Sterling Corp. (Z)	585,931	3,826,129

Peoples Bancorp, Inc.	74,645	1,945,995

Prosperity Bancshares, Inc. (Z)	127,654	7,531,586

Sandy Spring Bancorp, Inc.	54,695	1,315,415

Sierra Bancorp	140,000	2,185,400

Simmons First National Corp., Class A	28,116	1,016,675

Southern First Bancshares, Inc. (I)	57,450	784,767

Southwest Bancorp, Inc.	110,118	1,838,971

Square 1 Financial, Inc., Class A (I)	48,942	922,557

State Bank Financial Corp.	103,998	1,724,287

Suffolk Bancorp (I)(Z)	135,334	2,967,875

Sun Bancorp, Inc. (I)	630,331	2,395,258

SunTrust Banks, Inc. (Z)	278,451	10,653,535

Swedbank AB, Class A	216,597	5,796,550

Talmer Bancorp, Inc. (I)	896,300	11,325,985

8	Financial Opportunities Fund | Semiannual report	See notes to financial statements

	Shares	Value
Banks (continued)

The Community Financial Corp.	56,672	$1,210,514

The PNC Financial Services Group, Inc. (Z)	206,732	17,373,757

Trico Bancshares (Z)	202,536	4,911,498

Trustmark Corp. (Z)	123,537	2,825,291

U.S. Bancorp (Z)	385,314	15,713,105

Union Bankshares Corp. (Z)	214,144	5,479,945

United Bancorp, Inc. (I)	208,880	2,590,112

United Bankshares, Inc.	74,856	2,189,538

VantageSouth Bancshares, Inc. (I)	247,500	1,443,668

VantageSouth Bancshares, Inc. (I)	98,008	601,769

Virginia Heritage Bank (I)	43,877	971,876

Washington Banking Company	67,556	1,161,963

Washington Trust Bancorp, Inc. (Z)	123,905	4,237,551

Wells Fargo & Company	265,725	13,190,589

WesBanco, Inc. (Z)	137,003	4,142,971

WestAmerica Bancorp. (Z)	25,066	1,273,854

Westbury Bancorp, Inc. (I)	88,349	1,256,323

Wilshire Bancorp, Inc. (Z)	478,823	4,788,230

Yadkin Financial Corp. (I)(Z)	188,570	3,611,116

Zions Bancorporation (Z)	265,769	7,686,039

Capital Markets 5.1%

Apollo Global Management LLC, Class A	41,658	1,130,182

Apollo Investment Corp.	350,000	2,796,500

KKR & Company LP	128,055	2,908,129

The Blackstone Group LP	98,870	2,919,631

The Carlyle Group LP (Z)	339,190	10,881,215

Triplepoint Venture Growth BDC Corp. (I)	125,000	1,900,000

Insurance 0.9%

Gjensidige Forsikring ASA	210,539	3,885,423

Real Estate Investment Trusts 0.2%

Digital Realty Trust, Inc. (Z)	14,500	774,300

Thrifts & Mortgage Finance 9.1%

Berkshire Hills Bancorp, Inc. (Z)	358,903	8,409,097

Cheviot Financial Corp.	114,092	1,237,898

First Defiance Financial Corp. (Z)	125,381	3,387,795

Georgetown Bancorp, Inc.	65,000	975,000

Heritage Financial Group, Inc. (Z)	123,914	2,385,345

Hingham Institution for Savings (Z)	80,000	5,560,800

HomeStreet, Inc. (Z)	134,465	2,441,884

Hudson City Bancorp, Inc. (Z)	267,248	2,661,790

Provident Financial Holdings, Inc.	79,131	1,113,373

Simplicity Bancorp, Inc.	109,586	1,900,221

Southern Missouri Bancorp, Inc.	56,094	1,980,118

United Community Financial Corp. (I)	634,588	2,113,178

United Financial Bancorp, Inc.	106,610	1,402,988

WSFS Financial Corp. (Z)	73,787	4,989,477

See notes to financial statements	Semiannual report | Financial Opportunities Fund	9

	Shares	Value

Preferred Securities 9.7% (8.0% of Total Investments)		$42,936,359

(Cost $39,479,469)

Financials 9.7%		42,936,359

Banks 3.4%

First Bancshare, 9.000%	210,000	3,042,900

First Citizens Bancshares, Inc., Series A,
9.000%	15,038	3,381,896

First Southern Bancorp, Inc., 5.000%	134	326,261

Fresno First Bank, Series C, 5.000%	11,660	1,177,660

HomeTown Bankshares Corp., 6.000%	1,050	1,050,000

Synovus Financial Corp., Series C, 7.875%	200,000	5,590,000

Zions Bancorporation, 6.300%	14,440	364,321

Capital Markets 1.3%

Hercules Technology Growth Capital, Inc.,
7.000% (Z)	78,825	2,040,779

JMP Group, Inc., 7.250%	80,000	2,020,000

JMP Group, Inc., 8.000% (Z)	61,877	1,567,963

Real Estate Investment Trusts 2.5%

American Homes 4 Rent, 5.500%	100,000	2,500,000

FelCor Lodging Trust, Inc., Series A, 1.950%	86,950	2,172,011

Sotherly Hotels, Inc., 8.000%	60,000	1,583,400

Strategic Hotels & Resorts, Inc., Series B,
8.250% (Z)	112,600	2,855,536

Strategic Hotels & Resorts, Inc., Series C,
8.250% (Z)	86,500	2,199,695

Thrifts & Mortgage Finance 2.5%

Banc of California, Inc., 7.500%	143,088	3,695,963

Flagstar Bancorp, Inc., 9.000%	5,000	5,263,974

WSFS Financial Corp., 6.250% (Z)	80,000	2,104,000

		Maturity
	Rate (%)	date	Par value	Value

Corporate Bonds 4.8% (3.9% of Total Investments)				$21,260,179

(Cost $20,635,308)

Financials 4.8%				21,260,179

Banks 3.7%

Synovus Financial Corp.	7.875	02-15-19	$3,000,000	3,427,500

United Community Banks, Inc.	9.000	10-15-17	3,500,000	3,815,000

VantageSouth Bancshares, Inc.	7.625	08-12-23	5,000,000	5,178,679

Zions Bancorporation (5.800% to 6-15-23,
then 3 month LIBOR + 3.800%) (Q)	5.800	06-15-23	4,150,000	3,880,250

Capital Markets 0.5%

E*TRADE Financial Corp. (Z)	6.000	11-15-17	2,000,000	2,097,500

Diversified Financial Services 0.6%

Nationstar Mortgage LLC	6.500	07-01-21	3,000,000	2,861,250

10	Financial Opportunities Fund | Semiannual report	See notes to financial statements

		Maturity
	Rate (%)	date	Par value	Value

Convertible Bonds 0.7% (0.6% of Total Investments)				$3,176,250

(Cost $3,000,000)

Financials 0.7%				3,176,250
BlackRock Kelso Capital Corp. (Z)	5.500	02-15-18	$3,000,000	3,176,250

			Shares	Value

Warrants 1.4% (1.1% of Total Investments)				$6,058,268

(Cost $3,656,631)

Financials 1.4%				6,058,268

Banks 1.2%

Bank of Marin Bancorp (Expiration Date: 12-5-18, Strike Price: $27.23) (I)			58,374	1,095,442

Comerica, Inc. (Expiration Date: 11-14-18; Strike Price: $29.40) (I)			93,762	1,774,915

Horizon Bancorp (Expiration Date: 12-19-18, Strike Price: $17.68) (I)			178,943	2,176,859

TCF Financial Corp. (Expiration Date: 11-14-18, Strike Price: $16.93) (I)			71,471	205,836

Valley National Bancorp (Expiration Date: 11-14-18, Strike Price: $16.11) (I)			33,222	13,621

Diversified Financial Services 0.2%

Citigroup, Inc. (Expiration Date: 1-4-19; Strike Price: $106.10) (I)			1,045,183	648,013

Thrifts & Mortgage Finance 0.0%

Washington Federal, Inc. (Expiration Date: 11-14-18, Strike Price: $17.57) (I)			27,297	143,582

	Yield*	Maturity
	(%)	date	Par value	Value

Certificate of Deposit 0.0% (0.0% of Total Investments)				$77,660

(Cost $77,660)

Country Bank for Savings	1.000	08-28-14	$1,936	1,936

First Bank Richmond	0.990	12-05-16	20,395	20,395

First Bank System, Inc.	0.549	04-02-15	4,906	4,906

First Federal Savings Bank of Louisiana	0.100	01-06-15	3,032	3,032

Framingham Cooperative Bank	0.750	09-08-15	3,951	3,951

Home Bank	1.739	11-04-21	18,927	18,927

Hudson Savings	0.700	04-20-15	2,128	2,128

Machias Savings Bank	0.500	05-24-15	1,946	1,946

Midstate Federal Savings and Loan	0.500	05-27-14	1,979	1,979

Milford Bank	0.300	06-04-15	1,891	1,891

Milford Federal Savings and Loan Association	0.200	10-21-14	2,024	2,024

Mount McKinley Savings Bank	0.180	12-03-14	1,697	1,697

Mt. Washington Bank	0.700	10-30-15	1,873	1,873

Newburyport Five Cent Savings Bank	0.750	10-20-14	2,062	2,062

Newton Savings Bank	0.450	05-30-15	1,929	1,929

OBA Federal Savings and Loan	0.400	12-15-14	1,322	1,322

Plymouth Savings Bank	0.200	04-21-15	1,931	1,931

Salem Five Cents Savings Bank	0.250	12-17-14	1,726	1,726

Sunshine Federal Savings and Loan Association	0.500	05-10-15	2,005	2,005

See notes to financial statements	Semiannual report | Financial Opportunities Fund	11

	Par value	Value

Short-Term Investments 0.7% (0.5% of Total Investments)		$2,950,000

(Cost $2,950,000)

Repurchase Agreement 0.7%		2,950,000

Repurchase Agreement with State Street Corp. dated 4-30-14 at 0.000%
to be repurchased at $2,950,000 on 5-1-14, collateralized by $3,035,000
U.S. Treasury Notes, 1.375% due 12-31-18 (valued at $3,012,238,
including interest)	$2,950,000	2,950,000

Total investments (Cost $423,040,998)† 122.1%		$540,263,331

Other assets and liabilities, net (22.1%)		($97,947,795)

Total net assets 100.0%		$442,315,536

The percentage shown for each investment category is the total value of the category as a percentage of the net assets of the fund.

LIBOR	London Interbank Offered Rate
(I)	Non-income producing security.
(Q)	Perpetual bonds have no stated maturity date. Date shown as maturity date is next call date.
(R)	Direct placement securities are restricted to resale and the fund has limited rights to registration under the Securities Act of 1933.

Value as a
	Original		Beginning	Ending	percentage
	acquisition	Acquisition	share	share	of fund’s	Value as of
Issuer, Description	date	cost	amount	amount	net assets	4-30-14

Anchor Bancorp	9-20-13	$3,385,993	169,300	169,300	0.66%	$2,937,355
Wisconsin, Inc.

(S) These securities are exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration.

(Z) All or a portion of this security is pledged as collateral pursuant to the Credit Facility Agreement. Total collateral value at 4-30-14 was $213,129,028.

* Yield represents either the annualized yield at the date of purchase, the stated coupon rate or, for floating rate securities, the rate at period end.

† At 4-30-14, the aggregate cost of investment securities for federal income tax purposes was $423,056,630. Net unrealized appreciation aggregated $117,206,701, of which $129,707,052 related to appreciated investment securities and $12,500,351 related to depreciated investment securities.

12	Financial Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Financial statements

Statement of assets and liabilities 4-30-14 (unaudited)

This Statement of assets and liabilities is the fund’s balance sheet. It shows the value of what the fund owns, is due and owes. You’ll also find the net asset value for each common share.

Assets

Investments, at value (Cost $423,040,998)	$540,263,331
Cash	3,706,127
Receivable for investments sold	894,282
Dividends and interest receivable	1,082,406
Receivable due from advisor	68,550
Other receivables and prepaid expenses	27,848

Total assets	546,042,544

Liabilities

Credit facility agreement payable	101,000,000
Payable for investments purchased	2,541,950
Interest payable	2,330
Payable to affiliates
Administrative services fees	114,250
Other liabilities and accrued expenses	68,478

Total liabilities	103,727,008

Net assets	$442,315,536

Net assets consist of

Paid-in capital	$328,038,450
Accumulated distributions in excess of net investment income	(5,781,032)
Accumulated net realized gain (loss) on investments and foreign
currency transactions	2,832,637
Net unrealized appreciation (depreciation) on investments and translation
of assets and liabilities in foreign currencies	117,225,481

Net assets	$442,315,536

Net asset value per share

Based on 18,528,511 shares of beneficial interest outstanding — unlimited
number of shares authorized with no par value	$23.87

See notes to financial statements	Semiannual report | Financial Opportunities Fund	13

F I N A N C I A L  S T A T E M E N T S

Statement of operations For the six-month period ended 4-30-14
(unaudited)

This Statement of operations summarizes the fund’s investment income earned and expenses incurred in operating the fund. It also shows net gains (losses) for the period stated.

Investment income

Dividends	$7,290,728
Interest	860,997
Less foreign taxes withheld	(163,847)

Total investment income	7,987,878

Expenses

Investment management fees	3,088,225
Administrative services fees	678,919
Transfer agent fees	27,273
Trustees’ fees	21,183
Printing and postage	71,061
Professional fees	40,978
Custodian fees	31,226
Interest expense	413,635
Stock exchange listing fees	12,935
Other	26,666

Total expenses	4,412,101
Less expense reductions	(407,351)

Net expenses	4,004,750

Net investment income	3,983,128

Realized and unrealized gain (loss)

Net realized gain (loss) on
Investments	2,903,762
Foreign currency transactions	(3,959)
2,899,803
Change in net unrealized appreciation (depreciation) of
Investments	20,132,641
Translation of assets and liabilities in foreign currencies	3,174
20,135,815
Net realized and unrealized gain	23,035,618

Increase in net assets from operations	$27,018,746

14	Financial Opportunities Fund | Semiannual report	See notes to financial statements

F I N A N C I A L  S T A T E M E N T S

Statements of changes in net assets

These Statements of changes in net assets show how the value of the fund’s net assets has changed during the last two periods. The difference reflects earnings less expenses, any investment gains and losses, distributions, if any, paid to shareholders and the net of fund share transactions.

	Six months
	ended	Year
	4-30-14	ended
	(Unaudited)	10-31-13
Increase (decrease) in net assets

From operations
Net investment income	$3,983,128	$5,287,444
Net realized gain	2,899,803	17,855,746
Change in net unrealized appreciation (depreciation)	20,135,815	74,620,234

Increase in net assets resulting from operations	27,018,746	97,763,424
Distributions to shareholders
From net investment income	(10,972,584)[1]	(4,093,643)
From net realized gain	—	(17,851,525)

Total distributions	(10,972,584)	(21,945,168)

Total increase	16,046,162	75,818,256

Net assets

Beginning of period	426,269,374	350,451,118

End of period	$442,315,536	$426,269,374

Undistributed (accumulated distributions in excess of) net
investment income	($5,781,032)	$1,208,424

Share activity

Shares outstanding

At beginning and end of period	18,528,511	18,528,511

1 A portion of the distributions may be deemed a tax return of capital at year-end.

See notes to financial statements	Semiannual report | Financial Opportunities Fund	15

F I N A N C I A L  S T A T E M E N T S

Statement of cash flows

This Statement of cash flows shows cash flow from operating and financing activities for the period stated.

For the
six-month
period ended
4-30-14
(unaudited)
Cash flows from operating activities

Net increase in net assets from operations	$27,018,746
Adjustments to reconcile net increase in net assets from operations to net cash provided by operating activities:
Long-term investments purchased	(39,008,348)
Long-term investments sold	36,151,036
Decrease in short-term investments	865,184
Net amortization of premium (discount)	17,990
Decrease in foreign currency	894
Increase in receivable for investments sold	(892,400)
Increase in dividends and interest receivable	(222,370)
Decrease in other receivables and prepaid expenses	27,038
Increase in receivable due from advior	(3,067)
Increase in payable for investments purchased	1,931,743
Decrease in payable to affiliates	(38,388)
Decrease in other liabilities and accrued expenses	(23,538)
Increase in interest payable	92
Net change in unrealized (appreciation) depreciation on investments	(20,132,641)
Net realized gain on investments	(2,903,762)

Net cash provided by operating activities	$2,788,209

Cash flows from financing activities
Borrowings from credit facility agreement payable	$6,000,000
Cash distributions to common shareholders	($10,972,584)

Net cash used in financing activities	($4,972,584)

Net decrease in cash	($2,184,375)

Cash at beginning of period	$5,890,502

Cash at end of period	$3,706,127

Supplemental disclosure of cash flow information:

Cash paid for interest	$413,543

16	Financial Opportunities Fund | Semiannual report	See notes to financial statements

Financial highlights

The Financial highlights show how the fund’s net asset value for a share has changed during the period.

COMMON SHARES Period ended	4-30-14[1]	10-31-13	10-31-12	10-31-11	10-31-10	10-31-09

Per share operating performance
Net asset value, beginning of period	$23.01	$18.91	$15.67	$16.90	$16.28	$20.81
Net investment income[2]	0.21	0.29	0.17	0.08	0.07	0.29
Net realized and unrealized gain (loss)
on investments	1.24	4.99	3.97	(0.49)	1.19	(3.63)
Total from investment operations	1.45	5.28	4.14	(0.41)	1.26	(3.34)
Less distributions to
common shareholders
From net investment income	(0.59)[3]	(0.22)	(0.17)	(0.09)	(0.06)	(0.29)
From net realized gain	—	(0.96)	(0.75)	(0.82)	(0.67)	—
From tax return of capital	—	—	(0.02)	—	—	(0.94)
Total distributions	(0.59)	(1.18)	(0.94)	(0.91)	(0.73)	(1.23)
Anti-dilutive impact of repurchase plan	—	—	0.04[4]	0.09[4]	0.09[4]	0.04[4]
Net asset value, end of period	$23.87	$23.01	$18.91	$15.67	$16.90	$16.28
Per share market value, end of period	$22.66	$22.20	$18.03	$14.29	$15.02	$13.30
Total return at net asset value (%)[5,6]	6.34[7]	29.03	27.70	(1.81)	8.82	(13.78)
Total return at market value (%)[6]	4.63[7]	30.56	33.51	0.76	18.38	(17.65)

Ratios and supplemental data

Net assets applicable to common shares,
end of period (in millions)	$442	$426	$350	$298	$338	$339
Ratios (as a percentage of average
net assets):
Expenses before reductions	1.98[8]	1.88	1.53	1.52	1.51	1.55
Expenses net of fee waivers
and credits[9]	1.80[8]	1.71	1.38	1.37	1.36	1.40
Net investment income	1.79[8]	1.37	0.94	0.48	0.39	1.88
Portfolio turnover (%)	7	20	19	23	34	37

Senior securities

Total debt outstanding end of period
(in millions)	$101	$95	—	—	—	—
Asset coverage per $1,000 of debt[10]	$5,379	$5,487	—	—	—	—

1 Six months ended 4-30-14. Unaudited.
2 Based on the average daily shares outstanding.
3 A portion of the distributions may be deemed a tax return of capital at year-end.
4 The repurchase plan was completed at an average repurchase price of $15.15, $14.82, $15.04 and $12.99 for
461,253, 1,016,051, 803,485 and 290,700 shares, and $6,987,727, $15,062,318, $12,088,382 and $3,776,593
for the years ended 10-31-12, 10-31-11, 10-31-10 and 10-31-09, respectively.
5 Total returns would have been lower had certain expenses not been reduced during the applicable periods.
6 Total return based on net asset value reflects changes in the fund’s net asset value during each period. Total return based on market value reflects changes in market value. Each figure assumes that dividend, capital gain and tax return of capital distributions, if any, were reinvested. These figures will differ depending upon the level of any discount from or premium to net asset value at which the fund’s shares traded during the period.
7 Not annualized.
8 Annualized.
9 Expenses net of fee waivers and credits excluding interest expense are 1.61% and 1.58% for the six months ended
4-30-14 and the year ended 10-31-13.
10 Asset coverage equals the total net assets plus borrowings divided by the borrowings of the fund outstanding at period end (Note 7). As debt outstanding changes, level of invested assets may change accordingly. Asset coverage ratio provides a measure of leverage.

See notes to financial statements	Semiannual report | Financial Opportunities Fund	17

Notes to financial statements
(unaudited)

Note 1 — Organization

John Hancock Financial Opportunities Fund (the fund) is a closed-end management investment company organized as a Massachusetts business trust and registered under the Investment Company Act of 1940, as amended (the 1940 Act).

Note 2 — Significant accounting policies

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions as of the date of the financial statements. Actual results could differ from those estimates and those differences could be significant. Events or transactions occurring after the end of the fiscal period through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the fund:

Security valuation. Investments are stated at value as of the close of regular trading on the New York Stock Exchange (NYSE), normally at 4:00 P.M., Eastern Time. In order to value the securities, the fund uses the following valuation techniques: Equity securities held by the fund are valued at the last sale price or official closing price on the exchange where the security was acquired or most likely will be sold. In the event there were no sales during the day or closing prices are not available, the securities are valued using the last available bid price. Debt obligations are valued based on the evaluated prices provided by an independent pricing vendor or from broker-dealers. Independent pricing vendors utilize matrix pricing which takes into account factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics and other market data, as well as broker supplied prices. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rates supplied by an independent pricing vendor. Securities that trade only in the over-the-counter market are valued using bid prices. Certain short-term securities with maturities of 60 days or less at the time of purchase are valued at amortized cost. Other portfolio securities and assets, for which reliable market quotations are not readily available, are valued at fair value as determined in good faith by the fund’s Pricing Committee following procedures established by the Board of Trustees. The frequency with which these fair valuation procedures are used cannot be predicted and fair value of securities may differ significantly from the value that would have been used had a ready market for such securities existed.

The fund uses a three-tier hierarchy to prioritize the pricing assumptions, referred to as inputs, used in valuation techniques to measure fair value. Level 1 includes securities valued using quoted prices in active markets for identical securities. Level 2 includes securities valued using other significant observable inputs. Observable inputs may include quoted prices for similar securities, interest rates, prepayment speeds and credit risk. Prices for securities valued using these inputs are received from independent pricing vendors and brokers and are based on an evaluation of the inputs described. Level 3 includes securities valued using significant unobservable inputs when market prices are not readily available or reliable, including the fund’s own assumptions in determining the fair value of investments. Factors used in determining value may include market or issuer specific events or trends, changes in interest rates and credit quality. The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the disclosure hierarchy.

18 Financial Opportunities Fund | Semiannual report

Securities with market value of approximately $12,759,191 at the beginning of the year were transferred from Level 2 to Level 1 during the period since quoted prices in active markets for identical securities became available.

The following is a summary of the values by input classification of the fund’s investments as of April 30, 2014, by major security category or type:

				LEVEL 3
			LEVEL 2	SIGNIFICANT
	TOTAL MARKET	LEVEL 1	SIGNIFICANT	UNOBSERVABLE
	VALUE AT 4-30-14	QUOTED PRICE	OBSERVABLE INPUTS	INPUTS

Common Stocks
Banks	$396,050,271	$359,996,042	$20,787,503	$15,266,726
Capital Markets	22,535,657	22,535,657	—	—
Insurance	3,885,423	—	3,885,423	—
Real Estate Investment
Trusts	774,300	774,300	—	—
Thrifts & Mortgage
Finance	40,558,964	40,558,964	—	—

Preferred Securities
Banks	14,933,038	13,429,117	1,503,921	—
Capital Markets	5,628,742	5,628,742	—	—
Real Estate Investment
Trusts	11,310,642	11,310,642	—	—
Thrifts & Mortgage
Finance	11,063,937	5,799,963	5,263,974	—

Corporate Bonds
Banks	16,301,429	—	7,307,750	8,993,679
Capital Markets	2,097,500	—	2,097,500	—
Diversified Financial
Services	2,861,250	—	2,861,250	—

Convertible Bonds	3,176,250	—	3,176,250	—
Warrants	6,058,268	2,785,967	3,272,301	—

Certificate of Deposit	77,660	—	77,660	—
Short-Term Investments	2,950,000	—	2,950,000	—

Total Investments in
Securities	$540,263,331	$462,819,394	$53,183,532	$24,260,405

The following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value. Transfers into or out of Level 3 represent the beginning value of any security or instrument where a change in the level has occurred from the beginning to the end of the period and in all cases were transferred into or out of Level 2. Securities were transferred from Level 3 since observable market data became available due to the increased market activity of these securities.

Semiannual report | Financial Opportunities Fund 19

	COMMON	PREFERRED	CORPORATE
INVESTMENTS IN SECURITIES	STOCKS	STOCKS	BONDS	TOTAL

Balance as of 10-31-13	$23,979,744	$8,988,653	$8,762,500	$41,730,897
Realized gain (loss)	—	252,699	—	252,699
Change in unrealized
appreciation (depreciation)	127,890	(93,585)	231,179	265,484
Purchases	2,718,326	—	—	2,718,326
Cancelled Purchases	—	(1,050,000)	—	(1,050,000)
Sales	—	(7,827,690)	—	(7,827,690)
Transfers into Level 3	—	—	—	—
Transfers out of Level 3	(11,559,234)	(270,077)	—	(11,829,311)
Balance as of 4-30-14	$15,266,726	—	$8,993,679	$24,260,405
Change in unrealized at
period end*	$127,890	—	$231,179	$359,069

*Change in unrealized appreciation (depreciation) attributable to Level 3 securities held at the period end. This balance is included in the change in unrealized appreciation (depreciation) on the Statement of operations.

The valuation techniques and significant amounts of unobservable inputs used in the fair value measurement of the fund’s Level 3 securities are outlined in the table below:

	FAIR VALUE	VALUATION	UNOBSERVABLE
	AT 4-30-14	TECHNIQUE	INPUTS	INPUT/RANGE

Corporate Bonds	$3,815,000	Market	Offered Quotes	$109.00
		Approach

	5,178,679	Market	Yield spread	208bps
		Approach

	$8,993,679

Common Stocks	13,597,777	Market	Book Value	1.10x – 1.36x
		Approach	multiple/	(weighted average 1.18x)
			Discount for lack 10%
			of marketability

	1,668,949	Market	Book Value	1.03x20%
		Approach	multiple/
			Discount for lack
			of marketability

	$15,266,726

Total	$24,260,405

Increases/decreases in offered quotes, yield spread, or book value multiple may result in increases/ decreases in security valuation. Increases/decreases in discounts for lack of marketability may result in decreases/increases in security valuation.

Repurchase agreements. The fund may enter into repurchase agreements. When the fund enters into a repurchase agreement, it receives collateral that is held in a segregated account by the fund’s custodian. The collateral amount is marked-to-market and monitored on a daily basis to ensure that the collateral held is in an amount not less than the principal amount of the repurchase agreement plus any accrued interest.

Repurchase agreements are typically governed by the terms and conditions of the Master Repurchase Agreement and/or Global Master Repurchase Agreement (collectively, MRA). Upon an event of default, the non-defaulting party may close out all transactions traded under the MRA and net amounts owed. Absent an event of default, the MRA does not result in an offset of the reported amounts of assets and liabilities in the Statement of assets and liabilities. In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the collateral value may decline or the counterparty may have insufficient assets to pay back claims resulting from close-out of the transactions.

20 Financial Opportunities Fund | Semiannual report

Security transactions and related investment income. Investment security transactions are accounted for on a trade date plus one basis for daily net asset value calculations. However, for financial reporting purposes, investment transactions are reported on trade date. Interest income is accrued as earned. Interest income includes coupon interest and amortization/accretion of premiums/discounts on debt securities. Debt obligations may be placed in a non-accrual status and related interest income may be reduced by stopping current accruals and writing off interest receivable when the collection of all or a portion of interest has become doubtful. Dividend income is recorded on the ex-date, except for dividends of foreign securities where the dividend may not be known until after the ex-date. In those cases, dividend income, net of withholding taxes, is recorded when the fund becomes aware of the dividends. Foreign taxes are provided for based on the fund’s understanding of the tax rules and rates that exist in the foreign markets in which it invests. Gains and losses on securities sold are determined on the basis of identified cost and may include proceeds from litigation.

Foreign taxes. The fund may be subject to withholding tax on income and/or capital gains or repatriation taxes imposed by certain countries in which the fund invests. Taxes are accrued based upon investment income, realized gains or unrealized appreciation.

Overdrafts. Pursuant to the custodian agreement, the fund’s custodian may, in its discretion, advance funds to the fund to make properly authorized payments. When such payments result in an overdraft, the fund is obligated to repay the custodian for any overdraft, including any costs or expenses associated with the overdraft. The custodian may have a lien, security interest or security entitlement in any fund property that is not otherwise segregated or pledged, to the maximum extent permitted by law, to the extent of any overdraft.

Expenses. Within the John Hancock group of funds complex, expenses that are directly attributable to an individual fund are allocated to such fund. Expenses that are not readily attributable to a specific fund are allocated among all funds in an equitable manner, taking into consideration, among other things, the nature and type of expense and the fund’s relative net assets. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Federal income taxes. The fund intends to continue to qualify as a regulated investment company by complying with the applicable provisions of the Internal Revenue Code and will not be subject to federal income tax on taxable income that is distributed to shareholders. Therefore, no federal income tax provision is required.

As of October 31, 2013, the fund had no uncertain tax positions that would require financial statement recognition, derecognition or disclosure. The fund’s federal tax returns are subject to examination by the Internal Revenue Service for a period of three years.

Managed distribution plan. In March 2010, the Board of Trustees approved a managed distribution plan. In August 2012, the Board of Trustees approved an amendment to the managed distribution plan (the Managed Distribution Plan). Under the current Managed Distribution Plan, the fund makes quarterly distribution in a fixed amount of $0.2961 per share, which will be paid quarterly until further notice. This fixed amount was based upon an annual distribution rate of 6.50% of the fund’s net asset value of $18.22 on July 31, 2012, at the time the plan was last amended.

Distributions under the Managed Distribution Plan may consist of net investment income, net realized capital gains and, to the extent necessary, return of capital. Return of capital distributions may be necessary when the fund’s net investment income and net capital gains are insufficient to meet the minimum distribution. In addition, the fund also may make additional distributions to avoid federal income and excise taxes.

Semiannual report | Financial Opportunities Fund 21

The Board of Trustees may terminate or reduce the amount distributed under the Managed Distribution Plan at any time. The termination or reduction may have an adverse effect on the market price of the fund’s shares.

Distribution of income and gains. Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-date. The fund generally declares and pays distributions quarterly under the Managed Distribution Plan described above.

Such distributions, on a tax basis, are determined in conformity with income tax regulations, which may differ from accounting principles generally accepted in the United States of America. Material distributions in excess of tax basis earnings and profits, if any, are reported in the fund’s financial statements as a return of capital. The final determinations of tax characteristics of the fund’s distribution will occur at the end of the year and will subsequently be reported to shareholders. A portion of the distributions paid may be deemed a tax return of capital for the year ended October 31, 2014.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences, if any, will reverse in a subsequent period. The fund had no material book-tax differences at October 31, 2013.

Statement of cash flows. Information on financial transactions that have been settled through the receipt and disbursement of cash is presented in the Statement of cash flows. The cash amount shown in the Statement of cash flows is the amount included in the fund’s Statement of assets and liabilities and represents the cash on hand at the fund’s custodian and does not include any short-term investments.

Note 3 — Guarantees and indemnifications

Under the fund’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the fund. Additionally, in the normal course of business, the fund enters into contracts with service providers that contain general indemnification clauses. The fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the fund that have not yet occurred. The risk of material loss from such claims is considered remote.

Note 4 — Fees and transactions with affiliates

John Hancock Advisers, LLC (the Advisor) serves as investment advisor for the fund. The Advisor is an indirect, wholly owned subsidiary of Manulife Financial Corporation (MFC).

Management fee. The fund has an investment advisory agreement with the Advisor under which the fund pays a daily management fee to the Advisor equivalent, on annual basis, to the sum of (a) 1.15% of the first $500,000,000 of the fund’s average daily gross assets, including the assets attributed to the Credit Facility Agreement (see Note 7) (collectively, gross managed assets), and (b) 1.00% of the fund’s average daily gross managed assets in excess of $500,000,000. The Advisor has a subadvisory agreement with John Hancock Asset Management a division of Manulife Asset Management (US) LLC, an indirectly owned subsidiary of MFC and an affiliate of the Advisor. The fund is not responsible for payment of the subadvisory fees.

The investment management fees incurred for the six months ended April 30, 2014 were equivalent to a net annual effective rate of 1.14% of the fund’s average daily gross managed assets.

Administrative services. The fund has an administration agreement with the Advisor under which the Advisor provides certain administrative services to the fund and oversees operational activities of the fund. The compensation for the period was at an annual rate of 0.25% of the average weekly

22 Financial Opportunities Fund | Semiannual report

gross managed assets of the fund. The Advisor agreed to limit the administrative services fee to 0.10% of the fund’s average weekly gross managed assets. Accordingly, the expense reductions related to administrative services fees amounted to $407,351 for the six months ended April 30, 2014. The Advisor reserves the right to terminate this limitation in the future with the Trustees’ approval. The administrative services fees incurred for the six months ended April 30, 2014 amounted to an annual rate of 0.10% of the fund’s average weekly gross managed assets.

Trustee expenses. The fund compensates each Trustee who is not an employee of the Advisor or its affiliates. Each independent Trustee receives from the fund and the other John Hancock closed-end funds an annual retainer. In addition, Trustee out-of-pocket expenses are allocated to each fund based on its net assets relative to other funds within the John Hancock group of funds complex.

Note 5 — Fund share transactions

In May 2009, the Board of Trustees approved a share repurchase plan, which was subsequently reviewed and approved by the Board of Trustees each year in December. Under the current share repurchase plan, the fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2013. The current share repurchase plan will remain in effect between January 1, 2014 and December 31, 2014. There was no activity under the share repurchase plan during the six months ended April 30, 2014 and the year ended October 31, 2013.

Note 6 — Leverage risk

The fund utilizes a Credit Facility Agreement (CFA) to increase its assets available for investment. When the fund leverages its assets, common shareholders bear the fees associated with the CFA and have the potential to benefit or be disadvantaged from the use of leverage. The Advisor’s fee is also increased in dollar terms from the use of leverage. Consequently, the fund and the Advisor may have differing interests in determining whether to leverage the fund’s assets. Leverage creates risks that may adversely affect the return for the holders of common shares, including:

• the likelihood of greater volatility of net asset value and market price of common shares;

• fluctuations in the interest rate paid for the use of the credit facility;

• increased operating costs, which may reduce the fund’s total return;

• the potential for a decline in the value of an investment acquired through leverage, while the fund’s obligations under such leverage remains fixed; and

• the fund is more likely to have to sell securities in a volatile market in order to meet asset coverage or other debt compliance requirements.

To the extent the income or capital appreciation derived from securities purchased with funds received from leverage exceeds the cost of leverage, the fund’s return will be greater than if leverage had not been used, conversely, returns would be lower if the cost of the leverage exceeds the income or capital appreciation derived.

In addition to the risks created by the fund’s use of leverage, the fund is subject to the risk that it would be unable to timely, or at all, obtain replacement financing if the CFA is terminated. Were this to happen, the fund would be required to de-leverage, selling securities at a potentially inopportune time and incurring tax consequences. Further, the fund’s ability to generate income from the use of leverage would be adversely affected.

Semiannual report | Financial Opportunities Fund 23

Note 7 — Credit Facility Agreement

The fund has entered into a CFA with Bank of America, N.A. (Bank of America) that allows it to borrow up to $110 million and to invest the borrowings in accordance with its investment practices.

The fund pledges a portion of its assets as collateral to secure borrowings under the CFA. Such pledged assets are held in a special custody account with the fund’s custodian. The amount of assets required to be pledged by the fund is determined in accordance with the CFA. The fund retains the benefits of ownership of assets pledged to secure borrowings under the CFA. Interest charged is at the rate of one month LIBOR (London Interbank Offered Rate) plus 0.68% and is payable monthly. The fund is required to pay a commitment fee of 0.25% per annum on any unused portion of the commitment, if the daily outstanding amount of the borrowings is less than $88 million. There were no payments for commitment fee for the six months ended April 30, 2014. As of April 30, 2014, the fund had borrowings of $101,000,000, at an interest rate of 0.83%, which is reflected in the Credit facility agreement payable on the Statement of assets and liabilities. During the six months ended April 30, 2014, the average borrowings under the CFA and the effective average interest rate were $98,016,575 and 0.85%, respectively.

The fund may terminate the CFA with 30 days’ prior written notice. If certain asset coverage, collateral requirements, minimum net assets or other covenants are not met, Bank of America could declare an event of default, terminate the CFA and accelerate the fund’s obligation to repay the loans. Absent a default, Bank of America is required to provide the fund with 360 days’ notice prior to terminating or amending the CFA.

Note 8 — Purchase and sale of securities

Purchases and sales of securities, other than short-term securities, amounted to $39,008,348 and $36,151,036, respectively, for the six months ended April 30, 2014.

Note 9 — Industry or sector risk

The fund generally invests a large percentage of its assets in one or more particular industries or sectors of the economy. If a large percentage of the fund’s assets are economically tied to a single or small number of industries or sectors of the economy, the fund will be less diversified than a more broadly diversified fund, and it may cause the fund to underperform if that industry or sector underperforms. In addition, focusing on a particular industry or sector may make the fund’s net asset value more volatile. Further, a fund that invests in particular industries or sectors is particularly susceptible to the impact of market, economic, regulatory and other factors affecting those industries or sectors. Financial services companies can be hurt by economic declines, changes in interest rates, regulatory and market impacts.

24 Financial Opportunities Fund | Semiannual report

Additional information

Unaudited

Investment objective and policy

The fund is a closed-end, diversified management investment company, shares of which were initially offered to the public in August 1994. The fund’s investment objective is to provide a high level of total return consisting of long-term capital appreciation and current income.

Under normal circumstances, the fund will invest at least 80% of its net assets (plus borrowings for investment purposes) in equity securities of U.S. and foreign financial services companies of any size. These companies may include, but are not limited to, banks, thrifts, finance companies, brokerage and advisory firms, real estate-related firms, insurance companies and financial holding companies. The fund will notify shareholders at least 60 days prior to any change in this 80% policy.

Dividends and distributions

During the six months ended April 30, 2014, distributions from net investment income totaling $0.5922 per share were paid to shareholders. The dates of payments and the amounts per share were as follows:

INCOME
PAYMENT DATE	DISTRIBUTIONS[1]

December 31, 2013	$0.2961
March 31, 2014	0.2961
Total	$0.5922

1A portion of the distributions may be deemed a tax return of capital at year-end.

Shareholder communication and assistance

If you have any questions concerning the fund, we will be pleased to assist you. If you hold shares in your own name and not with a brokerage firm, please address all notices, correspondence, questions or other communications regarding the fund to the transfer agent at:

Computershare
P.O. Box 30170
College Station, TX 77842-3170
Telephone: 800-852-0218

If your shares are held with a brokerage firm, you should contact that firm, bank or other nominee for assistance.

Semiannual report | Financial Opportunities Fund 25

Shareholder meeting

The fund held its Annual Meeting of Shareholders on February 18, 2014. The following proposal was considered by the shareholders:

Proposal: Election of four (4) Trustees to serve for a three-year term ending at the 2017 Annual Meeting of Shareholders. Each Trustee was re-elected by the fund’s shareholders and the votes cast with respect to each Trustee are set forth below.

	VOTES FOR	VOTES WITHHELD

Independent Trustees
William H. Cunningham	14,449,230.696	418,128.994
Grace K. Fey	14,451,731.632	415,628.058
Hassell H. McClellan	14,451,957.036	415,402.654
Gregory A. Russo	14,465,749.802	401.609.888

Trustees whose term of office continued after the Annual Meeting of Shareholders because they were not up for election are: Charles L. Bardelis, Craig Bromley, Peter S. Burgess, Theron S. Hoffman, Deborah C. Jackson, James M. Oates, Steven R. Pruchansky and Warren A. Thomson.

26 Financial Opportunities Fund | Semiannual report

More information

Trustees	Officers	Investment advisor
James M. Oates,	Andrew G. Arnott	John Hancock Advisers, LLC
Chairperson	President
Steven R. Pruchansky,		Subadvisor
Vice Chairperson	John J. Danello#	John Hancock Asset Management
Charles L. Bardelis*	Senior Vice President, Secretary	a division of Manulife Asset
Craig Bromley†	and Chief Legal Officer	Management (US) LLC
Peter S. Burgess*
William H. Cunningham	Francis V. Knox, Jr.	Custodian
Grace K. Fey	Chief Compliance Officer	State Street Bank and
Theron S. Hoffman*		Trust Company
Deborah C. Jackson	Charles A. Rizzo
Hassell H. McClellan	Chief Financial Officer	Transfer agent
Gregory A. Russo		Computershare Shareowner
Warren A. Thomson†	Salvatore Schiavone	Services, LLC
Treasurer
*Member of the		Legal counsel
Audit Committee		K&L Gates LLP
†Non-Independent Trustee
#Effective 5-29-14		Stock symbol
Listed New York Stock
Exchange: BTO

For shareholder assistance refer to page 25

You can also contact us:
800-852-0218	Regular mail:
jhinvestments.com	Computershare
P.O. Box 30170
College Station, TX 77842-3170

The fund’s proxy voting policies and procedures, as well as the fund’s proxy voting record for the most recent twelve-month period ended June 30, are available free of charge on the Securities and Exchange Commission (SEC) website at sec.gov or on our website.

The fund’s complete list of portfolio holdings, for the first and third fiscal quarters, is filed with the SEC on Form N-Q. The fund’s Form N-Q is available on our website and the SEC’s website, sec.gov, and can be reviewed and copied (for a fee) at the SEC’s Public Reference Room in Washington, DC. Call 800-SEC-0330 to receive information on the operation of the SEC’s Public Reference Room.

We make this information on your fund, as well as monthly portfolio holdings, and other fund details available on our website at jhinvestments.com or by calling 800-852-0218.

The report is certified under the Sarbanes-Oxley Act, which requires closed-end funds and other public companies to affirm that, to the best of their knowledge, the information in their financial reports is fairly and accurately stated in all material respects.

Semiannual report | Financial Opportunities Fund 27

PRESORTED
STANDARD
U.S. POSTAGE
PAID
MIS

800-852-0218
800-231-5469 TDD
800-843-0090 EASI-Line
jhinvestments.com

P9SA 4/14
MF184403	6/14

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable at this time.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable at this time.

ITEM 6. SCHEDULE OF INVESTMENTS.

(a) Not applicable.

(b) Not applicable.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) Not applicable.

(b)

			Total number of	Maximum number of
			shares purchased	shares that may yet
	Total number of	Average price per	as part of publicly	be purchased under
Period	shares purchased	share	announced plans*	the plans

Nov-13	-	-	-	1,852,851

Dec-13	-	-	-	1,852,851*

Jan-14	-	-	-	1,852,851

Feb-14	-	-	-	1,852,851

Mar-14	-	-	-	1,852,851

Apr-14	-	-	-	1,852,851

Total	-	-

*In May 2009, the Board of Trustees approved a share repurchase plan, which has been subsequently reviewed and approved by the Board of Trustees each year in December. Under the current share repurchase plan, the Fund may purchase in the open market up to 10% of its outstanding common shares as of December 31, 2013. The plan renewed by the Board in December 2013 will remain in effect between January 1, 2014 and December 31, 2014.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has adopted procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees. A copy of the procedures is filed as an exhibit to this Form N-CSR. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

ITEM 11. CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-CSR, the registrant's principal executive officer and principal financial officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002, and Rule 30a-2(b) under the Investment Company Act of 1940, are attached. The certifications furnished pursuant to this paragraph are not deemed to be "filed" for purposes of Section 18 of the Securities Exchange Act of 1934, or otherwise subject to the liability of that section. Such certifications are not deemed to be incorporated by reference into any filing under the Securities Act of 1933 or the Securities Exchange Act of 1934, except to the extent that the Registrant specifically incorporates them by reference.

(c)(1) Submission of Matters to a Vote of Security Holders is attached. See attached “John Hancock Funds – Nominating, Governance and Administration Committee Charter.”

(c)(2) Contact person at the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Financial Opportunities Fund

By:	/s/ Andrew Arnott
Andrew Arnott

President

Date:	June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Andrew Arnott
Andrew Arnott
President

Date:	June 5, 2014

By:	/s/ Charles A. Rizzo
Charles A. Rizzo

Chief Financial Officer

Date:	June 5, 2014